UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30, 2011

Date of reporting period: January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name			Shares	Value
Common Stocks: 0.08%

Consumer Discretionary : 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †			2,149	$8,596

Telecommunication Services : 0.08%

Diversified Telecommunication Services: 0.08%
Fairpoint Communications Incorporated †			134,375	546,907

Total Common Stocks (Cost $3,109,765)				555,503

	Interest Rate	Maturity Date	Principal
Convertible Debentures: 0.43%

Information Technology : 0.43%

Communications Equipment : 0.43%
Lucent Technologies Incorporated Series B	2.88%	06/15/2025	$3,225,000	2,946,844

Total Convertible Debentures (Cost $2,307,500)				2,946,844

Corporate Bonds and Notes: 111.25%

Consumer Discretionary : 21.29%

Auto Components : 2.48%
Allison Transmission Incorporated 144A	7.13	05/15/2019	6,075,000	6,112,969
Armored Autogroup Incorporated 144A	9.25	11/01/2018	800,000	668,000
Cooper Tire & Rubber Company	7.63	03/15/2027	4,455,000	4,232,250
Cooper Tire & Rubber Company	8.00	12/15/2019	150,000	156,000
Exide Technologies	8.63	02/01/2018	1,100,000	907,500
Goodyear Tire & Rubber Company	10.50	05/15/2016	4,440,000	4,861,800

				16,938,519

Diversified Consumer Services : 2.75%
Carriage Services Incorporated	7.88	01/15/2015	4,055,000	4,085,413
Service Corporation International	6.75	04/01/2016	1,250,000	1,373,438
Service Corporation International	7.00	05/15/2019	1,125,000	1,215,000
Service Corporation International	7.50	04/01/2027	9,376,000	9,200,200
Service Corporation International	8.00	11/15/2021	880,000	1,012,000
Service Corporation International Series WI	7.00	06/15/2017	1,650,000	1,831,500

				18,717,551

Hotels, Restaurants & Leisure : 5.92%
Ameristar Casinos Incorporated	7.50	04/15/2021	4,477,000	4,768,005
Burger King Corporation	9.88	10/15/2018	1,600,000	1,760,000
Chukchansi Economic Development Authority 144A(s)	4.16	11/15/2012	2,525,000	1,666,500
CityCenter Holdings LLC	7.63	01/15/2016	350,000	367,500
CityCenter Holdings LLC ¥	11.50	01/15/2017	2,232,558	2,383,256
Dineequity Incorporated	9.50	10/30/2018	7,150,000	7,793,500
Greektown Superholdings Incorporated Series A	13.00	07/01/2015	6,662,000	7,128,340
Greektown Superholdings Incorporated Series B	13.00	07/01/2015	1,625,000	1,738,750
NAI Entertainment Holdings LLC 144A	8.25	12/15/2017	2,700,000	2,949,750
Pinnacle Entertainment Incorporated	7.50	06/15/2015	2,880,000	2,937,600
Scientific Games Corporation	9.25	06/15/2019	1,130,000	1,231,700
Speedway Motorsports Incorporated	6.75	02/01/2019	450,000	463,500

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Hotels, Restaurants & Leisure (continued)
Speedway Motorsports Incorporated	8.75%	06/01/2016	$2,075,000	$2,261,750
Yonkers Racing Corporation 144A	11.38	07/15/2016	2,750,000	2,935,625

				40,385,776

Household Durables: 0.14%
American Greetings	7.38	12/01/2021	950,000	960,688

Media : 8.02%
Cablevision Systems Corporation	8.63	09/15/2017	2,975,000	3,317,125
CCH II Capital Corporation	13.50	11/30/2016	12,981,015	14,960,620
CCO Holdings LLC	8.13	04/30/2020	746,000	825,263
Cinemark USA Incorporated	7.38	06/15/2021	1,525,000	1,605,063
Cinemark USA Incorporated	8.63	06/15/2019	1,100,000	1,210,000
CSC Holdings LLC	7.88	02/15/2018	1,400,000	1,564,500
CSC Holdings LLC	8.50	04/15/2014	200,000	222,500
DISH DBS Corporation	7.88	09/01/2019	2,260,000	2,604,650
EchoStar DBS Corporation	7.75	05/31/2015	650,000	724,750
Gray Television Incorporated	10.50	06/29/2015	5,225,000	5,420,938
Lamar Media Corporation 144A	5.88	02/01/2022	500,000	500,625
Lamar Media Corporation	7.88	04/15/2018	1,500,000	1,638,750
Lamar Media Corporation Series C	9.75	04/01/2014	925,000	1,049,875
LIN Television Corporation	8.38	04/15/2018	2,225,000	2,258,375
Local TV Finance LLC 144A¥	9.25	06/15/2015	5,450,000	5,395,500
Regal Cinemas Corporation	8.63	07/15/2019	4,575,000	5,021,063
Regal Entertainment Group	9.13	08/15/2018	675,000	739,125
Salem Communications Corporation	9.63	12/15/2016	4,941,000	5,348,633
Sirius XM Radio Incorporated 144A	9.75	09/01/2015	250,000	271,875

				54,679,230

Specialty Retail : 1.36%
Gap Incorporated	5.95	04/12/2021	1,175,000	1,128,006
Limited Brands Incorporated	6.63	04/01/2021	925,000	1,017,500
RadioShack Corporation	6.75	05/15/2019	2,675,000	2,247,000
Rent A Center Incorporated	6.63	11/15/2020	700,000	722,750
Toys R Us Property Company LLC	8.50	12/01/2017	3,900,000	4,177,875

				9,293,131

Textiles, Apparel & Luxury Goods: 0.62%
Oxford Industrial Incorporated	11.38	07/15/2015	3,850,000	4,220,563

Consumer Staples : 1.43%

Beverages: 0.04%
Cott Beverages Incorporated	8.38	11/15/2017	250,000	272,500

Food Products : 1.39%
B&G Foods Incorporated	7.63	01/15/2018	405,000	435,881
Darling International Incorporated	8.50	12/15/2018	250,000	280,000
Dole Food Company Incorporated	13.88	03/15/2014	3,075,000	3,540,094
Smithfield Foods Incorporated	10.00	07/15/2014	4,465,000	5,246,375

				9,502,350

Energy : 16.71.07%

Energy Equipment & Services : 4.22%
Bristow Group Incorporated	7.50	09/15/2017	3,210,000	3,338,400
Dresser Rand Group Incorporated 144A	6.50	05/01/2021	1,825,000	1,884,313

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Energy Equipment & Services (continued)
Gulfmark Offshore Incorporated	7.75%	07/15/2014	$3,395,000	$3,411,975
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	5,325,000	5,331,656
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	4,920,000	5,178,300
Oil States International Incorporated	6.50	06/01/2019	2,954,000	3,138,625
Parker Drilling Company	9.13	04/01/2018	860,000	911,600
PHI Incorporated	8.63	10/15/2018	5,225,000	5,277,250
Pride International Incorporated	8.50	06/15/2019	210,000	268,269

				28,740,388

Oil, Gas & Consumable Fuels : 12.49%
Amerigas Partner Financial Corporation	6.25	08/20/2019	325,000	323,375
Chesapeake Energy Corporation	9.50	02/15/2015	5,085,000	5,720,625
Cloud Peak Energy Resources LLC	8.25	12/15/2017	200,000	216,000
Cloud Peak Energy Resources LLC	8.50	12/15/2019	250,000	273,125
Coffeyville Resources Incorporated 144A	9.00	04/01/2015	1,947,000	2,083,290
Consol Energy Incorporated	8.25	04/01/2020	2,665,000	2,888,194
Crestwood Midstream Partners LP 144A	7.75	04/01/2019	1,350,000	1,360,125
Denbury Resources Incorporated	6.38	08/15/2021	700,000	757,750
Denbury Resources Incorporated	8.25	02/15/2020	850,000	966,875
El Paso Corporation	6.50	09/15/2020	1,155,000	1,262,830
El Paso Corporation	7.00	06/15/2017	875,000	969,287
El Paso Corporation	7.25	06/01/2018	3,224,000	3,594,002
El Paso Corporation	7.42	02/15/2037	1,820,000	2,011,593
El Paso Corporation	7.80	08/01/2031	3,050,000	3,575,442
Encore Acquisition Company	9.50	05/01/2016	700,000	784,875
Energy Transfer Equity LP	7.50	10/15/2020	5,950,000	6,574,750
Ferrellgas Finance Corporation	9.13	10/01/2017	4,660,000	4,893,000
Forest Oil Corporation	7.25	06/15/2019	2,520,000	2,520,000
Forest Oil Corporation	8.50	02/15/2014	1,115,000	1,215,350
Griffin Coal Mining Company Limited (s)	9.50	12/01/2016	652,804	511,635
Holly Corporation	9.88	06/15/2017	4,265,000	4,755,475
Inergy LP	6.88	08/01/2021	824,000	786,920
Inergy LP	7.00	10/01/2018	950,000	923,875
Newfield Exploration Company	6.88	02/01/2020	1,185,000	1,267,950
Penn Virginia Corporation	10.38	06/15/2016	215,000	216,075
Petrohawk Energy Corporation	7.88	06/01/2015	2,045,000	2,167,700
Petrohawk Energy Corporation	10.50	08/01/2014	1,065,000	1,183,481
Pioneer Natural Resource Company	7.50	01/15/2020	3,170,000	3,812,762
Plains Exploration & Production Company	8.63	10/15/2019	6,380,000	7,177,500
Regency Energy Partners	6.88	12/01/2018	475,000	515,375
Sabine Pass LNG LP	7.25	11/30/2013	4,940,000	5,112,900
Sabine Pass LNG LP	7.50	11/30/2016	7,050,000	7,349,625
Ship Finance International Limited	8.50	12/15/2013	2,250,000	2,154,375
Suburban Propane Partners LP	7.38	03/15/2020	575,000	603,750
Susser Holdings LLC	8.50	05/15/2016	2,000,000	2,170,000
Tesoro Corporation	9.75	06/01/2019	2,185,000	2,474,513

				85,174,399

Financials : 24.93%

Capital Markets : 2.02%
E*TRADE Financial Corporation	12.50	11/30/2017	9,741,000	11,275,208
Oppenheimer Holdings Incorporated	8.75	04/15/2018	2,500,000	2,503,125

				13,778,333

Commercial Banks : 2.96%
CIT Group Incorporated 144A	5.25	04/01/2014	7,275,000	7,402,313
CIT Group Incorporated 144A	7.00	05/04/2015	1,575,000	1,582,875
CIT Group Incorporated	7.00	05/01/2016	2,615,111	2,615,111

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Banks (continued)
CIT Group Incorporated	7.00%	05/01/2017	$3,375,000	$3,379,219
Emigrant Bancorp Incorporated 144A(i)	6.25	06/15/2014	5,725,000	5,166,698

				20,146,216

Consumer Finance : 11.82%
American General Finance Corporation	5.40	12/01/2015	2,800,000	2,222,500
American General Finance Corporation	5.75	09/15/2016	2,325,000	1,749,563
American General Finance Corporation	6.50	09/15/2017	550,000	398,750
Calpine Construction Finance Corporation 144A	8.00	06/01/2016	2,700,000	2,909,250
Clearwire Communications Finance Corporation 144A	12.00	12/01/2015	2,280,000	2,148,900
Clearwire Communications Finance Corporation 144A	12.00	12/01/2015	3,140,000	2,959,450
Ford Motor Credit Company LLC	7.00	10/01/2013	500,000	534,966
Ford Motor Credit Company LLC	8.00	12/15/2016	200,000	236,812
General Motors Financial Company 144A	6.75	06/01/2018	1,850,000	1,924,000
GMAC LLC	6.75	12/01/2014	2,344,000	2,443,620
GMAC LLC	6.88	08/28/2012	2,862,000	2,904,930
GMAC LLC	7.50	12/31/2013	6,855,000	7,214,888
Homer City Funding LLC	8.73	10/01/2026	2,881,936	2,622,562
International Lease Finance Corporation	6.38	03/25/2013	865,000	876,894
International Lease Finance Corporation 144A	6.75	09/01/2016	300,000	322,875
International Lease Finance Corporation	8.63	09/15/2015	1,700,000	1,833,875
JBS USA Finance Incorporated	11.63	05/01/2014	8,465,000	9,724,169
Level 3 Financing Incorporated	10.00	02/01/2018	4,555,000	4,862,463
Nielsen Finance LLC Company	11.50	05/01/2016	1,170,000	1,342,575
Nielson Finance LLC Company	7.75	10/15/2018	10,570,000	11,772,338
Springleaf Finance Corporation	6.90	12/15/2017	5,950,000	4,611,250
Sprint Capital Corporation	6.88	11/15/2028	13,075,000	9,691,844
Sprint Capital Corporation	8.75	03/15/2032	6,270,000	5,266,800

				80,575,274

Diversified Financial Services : 5.43%
Ally Financial Incorporated	8.30	02/12/2015	8,820,000	9,729,518
Dolphin Subsidiary II Incorporated 144A	7.25	10/15/2021	4,225,000	4,700,313
Hub International Holdings Incorporated 144A	10.25	06/15/2015	6,650,000	6,724,813
Nuveen Investments Incorporated	5.50	09/15/2015	5,800,000	5,249,000
Nuveen Investments Incorporated	10.50	11/15/2015	4,445,000	4,633,913
Nuveen Investments Incorporated 144A	10.50	11/15/2015	4,825,000	4,981,813
USI Holdings Corporation 144A	9.75	05/15/2015	1,055,000	1,033,900

				37,053,270

REITs : 2.70%
Dupont Fabros Technology Incorporated	8.50	12/15/2017	11,580,000	12,709,050
Host Hotels & Resorts LP	9.00	05/15/2017	490,000	543,900
Omega Healthcare Investors Incorporated	6.75	10/15/2022	3,375,000	3,577,500
Ventas Incorporated	9.00	05/01/2012	1,560,000	1,582,575

				18,413,025

Health Care : 4.59%

Health Care Equipment & Supplies : 0.88%
Biomet Incorporated ¥	10.38	10/15/2017	1,215,000	1,318,275
Biomet Incorporated	11.63	10/15/2017	3,485,000	3,789,938
Fresenius Medical Care Incorporated	6.88	07/15/2017	700,000	753,375

				5,861,588

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care Providers & Services : 3.48%
Apria Healthcare Group Incorporated	11.25%	11/01/2014	$1,340,000	$1,398,625
Aviv Healthcare Incorporated	7.75	02/15/2019	3,725,000	3,734,313
Centene Corporation	5.75	06/01/2017	1,925,000	1,963,500
Community Health Systems Incorporated Series WI	8.88	07/15/2015	765,000	795,600
Emergency Medical Services Corporation	8.13	06/01/2019	800,000	816,000
HCA Incorporated	6.50	02/15/2020	3,675,000	3,895,500
HCA Incorporated	7.50	02/15/2022	700,000	749,000
HCA Incorporated	8.50	04/15/2019	375,000	416,250
Health Management Associates	6.13	04/15/2016	475,000	490,438
Health Management Associates 144A	7.38	01/15/2020	475,000	489,250
HealthSouth Corporation	7.25	10/01/2018	750,000	774,375
HealthSouth Corporation	7.75	09/15/2022	750,000	781,875
MPT Operating Partnership LP	6.88	05/01/2021	3,175,000	3,294,063
Sabra Health Care LP	8.13	11/01/2018	2,850,000	2,999,625
United Surgical Partners International Incorporated	8.88	05/01/2017	1,050,000	1,099,875

				23,698,289

Pharmaceuticals : 0.25%
Mylan Incorporated 144A	6.00	11/15/2018	650,000	671,125
Mylan Incorporated 144A	7.63	07/15/2017	650,000	714,188
Mylan Incorporated 144A	7.88	07/15/2020	300,000	333,000

				1,718,313

Industrials : 7.94%

Aerospace & Defense : 1.55%
Alliant Techsystems Incorporated	6.75	04/01/2016	4,470,000	4,592,925
GeoEye Incorporated	9.63	10/01/2015	1,140,000	1,265,400
Hexcel Corporation	6.75	02/01/2015	1,089,000	1,098,529
L-3 Communications Holdings Incorporated	6.38	10/15/2015	2,740,000	2,808,500
Transdigm Incorporated	7.75	12/15/2018	750,000	821,250

				10,586,604

Commercial Services & Supplies : 2.72%
Casella Waste Systems Incorporated	11.00	07/15/2014	4,385,000	4,779,650
Corrections Corporation of America	7.75	06/01/2017	2,110,000	2,290,669
Crown Cork & Seal Company Incorporated	7.50	12/15/2096	1,225,000	1,053,500
Geo Group Incorporated	7.75	10/15/2017	2,955,000	3,161,850
Interface Incorporated	7.63	12/01/2018	300,000	323,250
Iron Mountain Incorporated	8.38	08/15/2021	3,520,000	3,845,600
KAR Holdings Incorporated ±	4.43	05/01/2014	2,225,000	2,216,656
Mac-Gray Corporation	7.63	08/15/2015	850,000	871,250

				18,542,425

Machinery : 1.04%
Cleaver-Brooks Incorporated 144A	12.25	05/01/2016	1,440,000	1,454,400
Columbus McKinnon Corporation	7.88	02/01/2019	1,575,000	1,622,250
CPM Holdings Incorporated	10.63	09/01/2014	3,025,000	3,244,313
Titan International Incorporated	7.88	10/01/2017	700,000	739,375

				7,060,338

Professional Services : 0.80%
Affinia Group Incorporated 144A	10.75	08/15/2016	207,000	227,700
Interactive Data Corporation	10.25	08/01/2018	2,535,000	2,807,513

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Professional Services (continued)
NCO Group Incorporated	11.88%	11/15/2014	$2,450,000	$2,413,250

				5,448,463

Road & Rail : 1.68%
Kansas City Southern	8.00	06/01/2015	8,285,000	8,782,100
RailAmerica Incorporated	9.25	07/01/2017	2,428,000	2,701,150

				11,483,250

Transportation Infrastructure: 0.15%
Overseas Shipholding Group	7.50	02/15/2024	1,725,000	1,047,938

Information Technology : 9.53%

Communications Equipment : 1.54%
Allbritton Communications Company	8.00	05/15/2018	2,574,000	2,657,655
EchoStar DBS Corporation	7.13	02/01/2016	910,000	998,725
Intelsat Jackson Holdings Limited	9.50	06/15/2016	2,225,000	2,336,250
Lucent Technologies Incorporated	6.45	03/15/2029	3,100,000	2,340,500
Seagate Technology Holdings	6.80	10/01/2016	1,275,000	1,392,938
Seagate Technology Holdings 144A	7.00	11/01/2021	725,000	775,750

				10,501,818

Computers & Peripherals : 0.51%
Seagate HDD Cayman	6.88	05/01/2020	650,000	695,500
Seagate HDD Cayman	7.75	12/15/2018	2,500,000	2,768,750

				3,464,250

Electronic Equipment, Instruments & Components : 2.96%
CDW Financial Corporation	12.54	10/12/2017	1,600,000	1,732,000
Jabil Circuit Incorporated	8.25	03/15/2018	13,532,000	15,764,780
Viasystem Group Incorporated 144A	12.00	01/15/2015	2,530,000	2,707,100

				20,203,880

Internet Software & Services : 0.37%
Equinix Incorporated	7.00	07/15/2021	125,000	135,625
Equinix Incorporated	8.13	03/01/2018	2,125,000	2,358,750

				2,494,375

IT Services : 4.15%
Audatex North American Incorporated 144A	6.75	06/15/2018	475,000	483,313
Fidelity National Information Services 144A	7.63	07/15/2017	325,000	354,250
Fidelity National Information Services	7.63	07/15/2017	550,000	602,250
Fidelity National Information Services	7.88	07/15/2020	2,450,000	2,756,250
First Data Corporation 144A	7.38	06/15/2019	1,325,000	1,321,688
First Data Corporation	11.25	03/31/2016	10,125,000	8,783,438
SunGard Data Systems Incorporated	7.38	11/15/2018	1,100,000	1,160,500
SunGard Data Systems Incorporated	7.63	11/15/2020	550,000	584,375
SunGard Data Systems Incorporated	10.25	08/15/2015	7,439,750	7,700,141
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	1,272,000	1,376,940
Unisys Corporation	12.50	01/15/2016	1,065,000	1,136,888
Unisys Corporation 144A	12.75	10/15/2014	1,068,000	1,204,170
Unisys Corporation 144A	14.25	09/15/2015	751,000	850,508

				28,314,711

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Materials : 3.42%

Chemicals : 1.07%
Huntsman International LLC	5.50%	06/30/2016	$2,855,000	$2,826,450
Lyondell Chemical Company	11.00	05/01/2018	2,399,231	2,627,158
Solutia Incorporated	7.88	03/15/2020	1,450,000	1,703,750
Solutia Incorporated	8.75	11/01/2017	150,000	169,875

				7,327,233

Containers & Packaging : 0.77%
Crown Americas LLC	7.63	05/15/2017	950,000	1,045,000
Graham Packaging Company Incorporated	9.88	10/15/2014	3,550,000	3,621,000
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	515,000	576,800

				5,242,800

Metals & Mining : 0.89%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	5,725,000	6,039,875
Indalex Holdings Corporation (s)	11.50	02/01/2014	5,985,000	22,444

				6,062,319

Paper & Forest Products : 0.69%
Clearwater Paper Corporation	10.63	06/15/2016	1,175,000	1,316,000
Georgia-Pacific Corporation	8.88	05/15/2031	2,430,000	3,375,982

				4,691,982

Telecommunication Services : 13.37%

Diversified Telecommunication Services : 6.77%
Avaya Incorporated	9.75	11/01/2015	2,300,000	2,202,250
Citizens Communications Company	7.88	01/15/2027	4,205,000	3,605,788
FairPoint Communications Incorporated 144A	10.88	04/01/2017	2,550,000	2,856,000
Frontier Communications Corporation	8.13	10/01/2018	1,980,000	1,975,050
Frontier Communications Corporation	8.25	04/15/2017	2,380,000	2,397,850
Frontier Communications Corporation	8.50	04/15/2020	1,000,000	990,000
GCI Incorporated	6.75	06/01/2021	1,350,000	1,356,750
GCI Incorporated	8.63	11/15/2019	4,175,000	4,498,563
Intelsat Jackson Holdings Company	7.25	10/15/2020	1,700,000	1,774,375
Qwest Corporation	7.50	06/15/2023	3,260,000	3,260,000
Qwest Corporation	7.63	08/03/2021	440,000	451,371
SBA Telecommunications Incorporated	8.00	08/15/2016	1,090,000	1,179,925
SBA Telecommunications Incorporated	8.25	08/15/2019	485,000	528,650
Syniverse Holdings Incorporated	9.13	01/15/2019	7,775,000	8,377,563
U.S. West Communications Incorporated	7.13	11/15/2043	1,810,000	1,778,325
U.S. West Communications Incorporated	7.25	09/15/2025	2,755,000	2,967,006
Windstream Corporation	7.88	11/01/2017	5,380,000	5,944,900

				46,144,366

Wireless Telecommunication Services : 6.60%
CC Holdings LLC 144A	7.75	05/01/2017	650,000	706,063
Cricket Communications Incorporated	7.75	05/15/2016	3,355,000	3,556,300
Cricket Communications Incorporated	7.75	10/15/2020	3,200,000	3,048,000
Crown Castle International Corporation	7.13	11/01/2019	165,000	179,438
Crown Castle International Corporation	9.00	01/15/2015	650,000	708,500
Intelsat Limited 144A	7.25	04/01/2019	3,025,000	3,161,125
Intelsat Limited 144A	7.50	04/01/2021	2,214,000	2,324,700
Intelsat Limited	11.25	06/15/2016	7,090,000	7,515,400
iPCS Incorporated ¥	3.68	05/01/2014	2,607,559	2,385,916
MetroPCS Communications Incorporated	6.63	11/15/2020	6,175,000	6,128,688

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Wireless Telecommunication Services (continued)
MetroPCS Communications Incorporated	7.88%	09/01/2018	$1,050,000	$1,107,750
Sprint Nextel Corporation 144A	9.00	11/15/2018	750,000	808,125
Sprint Nextel Corporation 144A	11.50	11/15/2021	1,200,000	1,242,000
Sprint Nextel Corporation Series D	7.38	08/01/2015	6,360,000	6,153,300
Sprint Nextel Corporation Series F	5.95	03/15/2014	6,065,000	6,004,350

				45,029,655

Utilities : 8.04%

Electric Utilities : 4.33%
Aquila Incorporated Step Bond	11.88	07/01/2012	14,996,000	15,635,055
Energy Future Holdings Corporation	10.00	12/01/2020	150,000	161,625
Ipalco Enterprises Incorporated	5.00	05/01/2018	1,750,000	1,725,938
Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	7,560,525	7,711,735
Otter Tail Corporation	9.00	12/15/2016	3,985,000	4,263,950

				29,498,303

Gas Utilities : 0.22%
AmeriGas Finance LLC	6.75	05/20/2020	225,000	225,000
AmeriGas Finance LLC	7.00	05/20/2022	225,000	225,563
AmeriGas Partners LP	6.50	05/20/2021	1,050,000	1,042,125

				1,492,688

Independent Power Producers & Energy Traders : 3.49%
Calpine Corporation 144A	7.25	10/15/2017	9,469,000	9,895,105
NRG Energy Incorporated	7.38	01/15/2017	6,050,000	6,254,188
NRG Energy Incorporated	8.50	06/15/2019	3,675,000	3,693,375
RRI Energy Incorporated	7.63	06/15/2014	1,020,000	1,020,000
RRI Energy Incorporated	9.24	07/02/2017	2,287,916	2,196,399
RRI Energy Incorporated	9.68	07/02/2026	780,000	733,200

				23,792,267

Total Corporate Bonds and Notes (Cost $731,742,681)				758,559,068

	Dividend Yield		Shares
Preferred Stocks: 0.17%

Financials : 0.17%

Consumer Finance: 0.17%
GMAC Capital Trust	8.125		53,000	1,176,070

Total Preferred Stocks (Cost $1,325,000)				1,176,070

	Interest Rate	Maturity Date	Principal
Term Loans: 11.81%
Advantage Sales & Marketing Incorporated	9.25	06/18/2018	$900,000	884,250
Capital Automotive LP	5.00	03/10/2017	7,286,051	7,235,996
CCM Merger Incorporated	7.00	03/01/2017	8,397,018	8,331,941
Coinmach Corporation	3.41	11/20/2014	6,589,648	6,015,426
Fairpoint Communications Incorporated	6.50	01/22/2016	6,788,901	5,710,484
Federal Mogul Corporation <	2.22	12/28/2015	1,038,700	990,878
Federal Mogul Corporation <	2.23	12/29/2014	1,261,928	1,203,829
First Data Corporation B1	3.03	09/24/2014	2,867,975	2,719,787
First Data Corporation B2	3.03	09/24/2014	5,354,373	5,077,712
First Data Corporation B3	3.03	09/24/2014	1,485,523	1,408,766

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS - January 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Term Loans (continued)
Gray Television Incorporated	3.80%	12/31/2014	$1,800,564	$1,773,555
HHI Holdings Limited	7.00	03/21/2017	2,233,125	2,216,377
Level 3 Financing Incorporated	2.75	03/13/2014	1,300,000	1,263,028
Local TV Finance LLC	2.28	05/07/2013	2,720,910	2,680,096
Merisant Company	7.50	01/08/2014	1,429,623	1,408,179
NCO Group Incorporated	8.00	11/15/2013	2,425,222	2,405,529
Newsday LLC	10.50	08/01/2013	5,920,000	6,090,200
Panolam Industries International	8.25	12/31/2013	428,747	403,738
Springleaf Finance Corporation	5.50	05/05/2017	1,350,000	1,253,813
Texas Competitive Electric Holdings	3.80	10/10/2014	29,662,911	20,074,375
Texas Competitive Electric Holdings	4.80	10/10/2017	675,000	415,969
Wash Multifamily Laundry Systems LLC	7.00	08/28/2014	989,770	980,496

Total Term Loans (Cost $86,021,163)				80,544,424

Yankee Corporate Bonds and Notes: 2.42%

Consumer Discretionary : 0.27%

Media : 0.27%
Videotron Limited	6.38	12/15/2015	100,000	102,125
Videotron Limited	9.13	04/15/2018	1,525,000	1,692,750

				1,794,875

Energy : 0.55%

Oil, Gas & Consumable Fuels: 0.55%
Griffin Coal Mining Company Limited 144A(s)	9.50	12/01/2016	4,769,384	3,738,005

Diversified Financial Services: 0.00%
Preferred Term Securities XII Limited ±(s)(i)	1.97	12/24/2033	1,540,000	462

Materials : 1.03%

Metals & Mining : 0.67%
Novelis Incorporated	7.25	02/15/2015	630,000	627,877
Novelis Incorporated	8.38	12/15/2017	1,100,000	1,207,250
Novelis Incorporated	8.75	12/15/2020	2,425,000	2,709,938

				4,545,065

Paper & Forest Products : 0.36%
PE Paper Escrow 144A	12.00	08/01/2014	715,000	775,775
Sappi Limited 144A	7.50	06/15/2032	2,155,000	1,702,450

				2,478,225

Telecommunication Services : 0.57%

Wireless Telecommunication Services : 0.57%
Digicel Group Limited 144A	12.00	04/01/2014	870,000	980,925
Telesat Canada Incorporated	11.00	11/01/2015	690,000	738,271
Wind Acquisition Finance SA 144A	11.75	07/15/2017	2,205,000	2,182,950

				3,902,146

Total Yankee Corporate Bonds and Notes (Cost $15,697,120)				16,458,778

PORTFOLIO OF INVESTMENTS — January 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

Security Name		Yield	Shares	Value
Short-Term Investments: 7.14%

Investment Companies : 7.14%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class ##(l)(u)		0.02%	48,700,700	$48,700,700

Total Short-Term Investments (Cost $48,700,700)				48,700,700

Total Investments in Securities (Cost $888,903,929)*	133.30%			908,941,387

Other Assets and Liabilities, Net	(33.30)			(227,050,506)

Total Net Assets	100.00%			$681,890,881

†	Non-income earning security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
±	Variable rate investment.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security.
±	Variable rate investment.
<	All or a portion of the position represents an unfunded loan commitment.
##	All or a portion of this security has been segregated for when-issued securities or unfunded loans.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $884,728,517 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$45,919,490
Gross unrealized depreciation	(21,706,620)

Net unrealized appreciation	$24,212,870

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – JANUARY 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Income Opportunities Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Fixed income securities with maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of January 31, 2012, the Fund had unfunded loan commitments of $1,867,906.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$546,907	$0	$8,596	$555,503
Preferred stocks	1,176,070	0	0	1,176,070
Convertible debentures	0	2,946,844	0	2,946,844
Corporate bonds and notes	0	747,917,734	10,641,334	758,559,068
Term loans	0	63,502,168	17,042,256	80,544,424
Yankee corporate bonds	0	16,458,316	462	16,458,778
Short-term investments
Investment companies	48,700,700	0	0	48,700,700

	$50,423,677	$830,825,062	$27,692,648	$908,941,387

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Corporate bonds and notes	Term Loans	Yankee corporate bonds and notes	Total
Balance as of April 30, 2011	$0	$12,165,050	$6,408,149	$462	$18,573,661
Accrued discounts (premiums)	0	3,754	2,609	0	6,363
Realized gains (losses)	0	(8,467)	10,515	0	2,048
Change in unrealized gains (losses)	0	(1,188,927)	(57,615)	0	(1,246,542)
Purchases	0	0	0	0	0
Sales	0	(330,076)	(2,739,102)	0	(3,069,178)
Transfers into Level 3	8,596	0	14,825,879	0	14,834,475
Transfers out of Level 3	0	0	(1,408,179)	0	(1,408,179)

Balance as of January 31, 2012	$8,596	$10,641,334	$17,042,256	$462	$27,692,648

Change in unrealized gains (losses) relating to securities still held at January 31, 2012	$0	($1,168,515)	($13,957)	$0	($1,182,472)

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 26, 2012

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: March 26, 2012